Significant Accounting Policies - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 24, 2014	Mar. 31, 2014	Apr. 30, 2013	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Significant Accounting Policies [Line Items]
Out-of-period adjustments							$ 2,000,000
Recurring revenues increased						$ 724,478,000	624,989,000	$ 537,695,000
Amortization duration of costs period				12 years
Amortization percentage on subscriber contract costs over estimated useful life				150.00%
Period after declining balance method converts to straight line				5 years
Allowance for doubtful accounts					$ 4,138,000	4,138,000	3,541,000	3,373,000	$ 1,901,000
Accounts receivable classified as held for sale					0	0	0
Cost method investments					400,000	400,000	3,500,000
Available-for-sale securities, noncurrent					4,000,000	4,000,000	0
Deferred financing cost, net					(43,783,000)	(43,783,000)	(46,700,000)
Amortization of deferred financing costs and bond premiums and discounts						10,447,000	9,844,000	9,251,000
Sales commission included in accrued payroll and commissions					1,200,000	1,200,000	800,000
Other long-term obligations					6,600,000	6,600,000	4,300,000
Advertising expenses incurred						$ 33,000,000	25,100,000	23,600,000
Uncertain income tax position						50.00%
Proceeds from sale of contracts		$ 2,300,000
Agreement with buyer to provide services for the contracts sold, period		10 years
Payments to repurchase subscriber contracts	$ 2,300,000
Intercompany translation gains (losses)						$ 2,100,000	(9,400,000)	0
Issued and unused letters of credit					$ 5,700,000	$ 5,700,000	5,000,000
New Accounting Pronouncement, Early Adoption, Effect
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net							40,200,000
SkyControl Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels						57.00%
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels						40.00%
Supply agreement period			5 years
Out-of-Period Adjustment
Basis Of Presentation And Significant Accounting Policies [Line Items]
Recurring revenues increased							2,000,000
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets						2 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets						10 years
Service Life
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization duration of costs period					15 years
Amortization percentage on subscriber contract costs over estimated useful life					240.00%
Period after declining balance method converts to straight line					9 years
Increase in activation fee revenues						$ 1,400,000
Increase in depreciation and amortization						21,413,000
Increase to loss from operations						20,013,000
Increase to net loss						19,621,000
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization of deferred financing costs and bond premiums and discounts						11,600,000	10,900,000	$ 10,100,000
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net					$ (39,400,000)	(39,400,000)	(40,200,000)
Deferred financing cost, accumulated amortization					35,600,000	35,600,000	26,100,000
Notes Payable | New Accounting Pronouncement, Early Adoption, Effect
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net							40,200,000
Revolving Credit Facility | Line of Credit
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net					(4,420,000)	(4,420,000)	(6,456,000)
Deferred financing cost, accumulated amortization					$ 6,900,000	$ 6,900,000	$ 4,800,000